Revenue and expenses (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Disclosure of detailed information about revenue [Table Text Block]
	Year ended December 31,
	2024	2023
Copper	$1,154.8	$1,065.8
Gold	673.6	463.0
Zinc	71.1	76.6
Silver	51.5	35.6
Molybdenum	60.1	79.4
Other	1.7	0.2
Revenue from contracts	2,012.8	1,720.6
Non-cash streaming arrangement items [1]
Amortization of deferred revenue - gold	40.7	39.8
Amortization of deferred revenue - silver	33.6	32.6
Amortization of deferred revenue - variable consideration adjustments - prior periods	(3.8)	4.9
	70.5	77.3
Pricing and volume adjustments [2]	35.2	5.8
	2,118.5	1,803.7
Treatment and refining charges	(97.3)	(113.7)
	$2,021.2	$1,690.0

Disclosure of depreciation and amortization expense [Table Text Block]
	Year ended December 31,
	2024	2023
Cost of sales	$426.6	$391.7
Selling and administrative expenses	1.4	1.4
	$428.0	$393.1

Disclosure of detailed information about share-based compensation expenses (recoveries) [Table Text Block]
	Cash-settled				Total share- based compensation expense
	RSUs	DSUs	PSUs	Stock options
Year ended December 31, 2024
Cost of sales	$2.0	$-	$-	$-	$2.0
Selling and administrative	4.0	6.3	4.2	2.1	16.6
Other expenses	0.7	-	-	-	0.7
	$6.7	$6.3	$4.2	$2.1	$19.3
Year ended December 31, 2023
Cost of sales	$0.6	$-	$-	$-	$0.6
Selling and administrative	2.1	1.7	0.6	$2.2	6.6
Other expenses	0.2	-	-	-	0.2
	$2.9	$1.7	$0.6	$2.2	$7.4

Disclosure of detailed information about employee benefits expense [Table Text Block]
	Year ended December 31,
	2024	2023
Current employee benefits[1]	$239.2	$193.5
Profit-sharing plan expense	51.1	28.7
Share-based compensation (notes 7c, 23, 28)
Equity settled stock options	2.1	2.2
Cash-settled restricted share units	6.7	2.9
Cash-settled deferred share units	6.3	1.7
Cash-settled performance share units	4.2	0.6
Employee share purchase plan	1.8	1.8
Post-employee pension benefits
Defined benefit plans	4.4	0.8
Defined contribution plans	2.1	0.7
Past service cost (note 24, 25)	4.3	0.1
Other post-retirement employee benefits	7.5	-
Termination benefits	1.7	4.5
	$331.4	$237.5

Disclosure of detailed information about other operating expense [Table Text Block]
	Year ended December 31,
	2024	2023
Regional costs	$5.4	$4.3
Write-down/loss on disposal of PP&E	27.4	7.4
Amortization of community costs (other assets)	8.5	7.0
Copper Mountain related acquisition costs (note 5)	-	6.9
Restructuring	1.2	2.9
Care & maintenance - Manitoba	14.6	17.1
Evaluation costs	1.2	0.8
Insurance recovery	-	(4.2)
Value-added-tax recovery	-	(3.9)
Reduction of obligation to renounce flow-through share expenditures, net of provisions	(2.0)	-
Option agreement proceeds (Marubeni)	(0.4)	-
Other	1.5	-
	$57.4	$38.3

Disclosure of detailed information about finance income and expenses [Table Text Block]
	Year ended December 31,
	2024	2023
Net interest expense on long-term debt
Net interest expense on long-term debt	$69.8	$76.2
Accretion on streaming arrangements (note 22)
Additions	24.0	26.4
Variable consideration adjustments - prior periods	0.2	(0.1)
	24.2	26.3
Change in fair value of financial instruments
Gold prepayment liability (note 19)	10.7	11.2
Unrealized loss on non-quotational pricing hedges	0.2	-
Realized loss on non-quotational pricing hedges	8.9	-
Investments	(3.2)	2.8
	16.6	14.0
Other net finance costs
Net foreign exchange loss	21.0	5.3
Accretion on community agreements measured at amortized cost	4.7	4.2
Accretion on environmental provisions	10.5	9.9
Accretion on Wheaton refund liability	0.6	0.5
Withholding taxes	2.2	6.0
Loss on disposal of investments	0.1	0.7
Interest on equipment financing and leases	6.7	3.4
Interest income	(15.7)	(8.1)
Other finance expense	8.0	6.9
	38.1	28.8
Net finance expense	$148.7	$145.3